DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION Fair Value, by Balance Sheet Grouping (Tables)	9 Months Ended
Sep. 27, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The carrying amount and fair value of the ABL Facility, OpCo Notes, and HoldCo Notes as of September 27, 2013 and December 28, 2012 were as follows (in thousands):

	Successor
	September 27, 2013		December 28, 2012
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL Facility	$120,000	$120,104	$127,500	$127,636
OpCo Notes	$319,152	$317,250	$321,494	$322,500
HoldCo Notes	$365,000	$396,938	$365,000	$394,200